Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses [Abstract]
Crew wages and related costs	$ 42,702	$ 40,937	$ 39,473
Insurance	5,430	5,668	5,263
Repairs, maintenance and drydocking costs	16,921	16,223	16,354
Spares, stores and provisions	23,096	20,668	18,738
Lubricants	5,179	5,161	5,479
Taxes	702	575	606
Miscellaneous	3,317	3,369	3,288
Total	$ 97,347	$ 92,601	$ 89,201